Fair Value Measurements (Quantitative Information About Unobservable Inputs Used In Level 3) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility	28.30%
Fair Value Inputs Price Per Megawatt Hour	57.97	77.55
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility	0.30%
Fair Value Inputs Price Per Megawatt Hour	48.25	71.50
Cenovus [Member] | Option Model [Member] | Share Units Resulting From Split Transaction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Share unit volatility	30.18%	32.48%